CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Revenues:
Product and licensing		$ 696,290	$ 710,988	$ 753,665
Professional services and hosting		919,479	910,916	832,428
Maintenance and support		315,367	301,547	269,186
Total revenues	[1]	1,931,136	1,923,451	1,855,279
Cost of revenues:
Product and licensing		91,839	97,550	99,381
Professional services and hosting		619,880	633,248	550,881
Maintenance and support		54,514	52,553	52,705
Amortization of intangible assets		63,646	60,989	63,583
Total cost of revenues		829,879	844,340	766,550
Gross profit		1,101,257	1,079,111	1,088,729
Operating expenses:
Research and development		310,332	338,543	289,209
Sales and marketing		410,882	424,544	419,691
General and administrative		182,456	184,663	180,019
Amortization of intangible assets		104,630	109,063	105,258
Acquisition-related costs, net		14,379	24,218	29,685
Restructuring and other charges, net		23,669	19,443	16,385
Total operating expenses		1,046,348	1,100,474	1,040,247
Income from operations		54,909	(21,363)	48,482
Other income (expense):
Interest income		2,635	2,345	1,615
Interest expense		(118,564)	(132,675)	(137,767)
Other income, net		(19,452)	(3,327)	(9,010)
Income (loss) before income taxes		(80,472)	(155,020)	(96,680)
(Benefit) provision from income taxes		34,538	(4,677)	18,558
Net income (loss)		$ (115,010)	$ (150,343)	$ (115,238)
Net income (loss) per share:
Basic (per share)		$ (0.36)	$ (0.47)	$ (0.37)
Diluted (per share)		$ (0.36)	$ (0.47)	$ (0.37)
Weighted average common shares outstanding:
Basic (in shares)		317,028	316,936	313,587
Diluted (in shares)		317,028	316,936	313,587

[1]	Segment revenues differ from reported revenues due to certain revenue adjustments related to acquisitions that would otherwise have been recognized but for the purchase accounting treatment of the business combinations. Segment revenues also include revenue that the business would have otherwise recognized had we not acquired intellectual property and other assets from the same customer. These revenues are included to allow for more complete comparisons to the financial results of historical operations and in evaluating management performance.